Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 23,146,178	$ 17,427,880
Accrued expenses	18,400	143,295
Stock-based compensation	96,570
Research and development credits	2,670,688	2,031,211
Other	20,784	19,565
Total deferred tax assets	25,952,620	19,621,951
Deferred tax liabilities:
Stock-based compensation		2,803
Fixed assets	8,434	9,220
Total deferred tax liabilities	8,434	12,023
Net deferred tax assets before valuation allowance	25,944,186	19,609,928
Less valuation allowance	(25,944,186)	(19,609,928)
Net deferred tax asset	$ 0	$ 0